Going Concern (Details Narrative) - USD ($)	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024
Going Concern
Net loss	$ (156,720)	$ (214,247)
Accumulated deficit	$ (12,843,924)		$ (12,687,204)